Convertible Debentures (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Jan. 16, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 19, 2018	Oct. 17, 2016
Debt instrument face amount						$ 114,000
Debt instrument conversion price				$ 0.01
Fair value of common stock							$ 3.58
OID unamortized portion, value		$ 165,081		$ 207,125	$ 485,353	$ 14,000
Convertible Debentures [Member]
Interest expense		307,760	$ 228,000
Amortization of the debt issuance costs		225,745	225,745
OID [Member]
OID unamortized portion, value		252,955		474,744
OID [Member] | 2016 Convertible Debenture [Member]
Interest expense		626,311	318,857
2016 Convertible Debenture [Member]
Interest expense				456,000	92,467
OID unamortized portion, value		$ 160,365		361,110
Amortization of the debt issuance costs				$ 451,491	91,552
IPO [Member]
Debt redeemable, percentage		120.00%		120.00%
Convertible debenture redemption, description		In the event of an IPO, the Company may elect to redeem the debenture at 120% of up to 50% of the then outstanding principal amount of the Debenture.
Debt instrument conversion price		$ 10.00		$ 10.00
Fair value of common stock		3.58
IPO [Member] | Minimum [Member]
Debt instrument conversion price		$ 2.00		$ 1.00
Class B Convertible Preferred Stock [Member] | 2016 Convertible Debenture [Member]
Interest expense		$ 626,311	$ 318,857
First Year [Member]
Debt redeemable, percentage		110.00%
After First Twelve Months [Member]
Debt redeemable, percentage		120.00%
Class B Preferred Shares [Member]
Number of shares issued to debenture holders as debt discount		63,000
Number of shares issued to debenture holders as debt discount, value		$ 404,523
Class B Convertible Preferred Stock [Member]
OID unamortized portion, value		252,955		$ 474,744
Class B Convertible Preferred Stock [Member]
Debt instrument conversion price							$ 3.58
Hillair Capital [Member]
Debt instrument face amount		$ 4,182,709		$ 3,784,230	$ 5,700,000
Securities Purchase Agreement [Member] | Hillair Capital [Member]
Debt instrument face amount	$ 4,182,709
Securities Purchase Agreement [Member] | Hillair Capital [Member] | Class B Convertible Preferred Stock [Member]
Stock issued during period, shares	41,826
Securities Purchase Agreement [Member] | Titan Advisors, LLC [Member]
Debt instrument face amount	$ 2,117,501
Securities Purchase Agreement [Member] | Titan Advisors, LLC [Member] | Class B Convertible Preferred Stock [Member]
Stock issued during period, shares	21,174